BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS
C.	BUSINESS COMBINATIONS

We completed the following business combinations in fiscal 2010, which were accounted for using the purchase method (in millions).  No business combinations were completed in fiscal 2011 and 2009.

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
Shepherd Distribution Co. (“Shepherd”)	April 29, 2010	$5.9 (asset purchase)	$2.2	$3.7	Distribution Division
Distributes shingle underlayment, bottom board, house wrap, siding, poly film and other products to manufactured housing and RV customers.  Headquartered in Elkhart, Indiana, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

Service Supply Distribution, Inc. (“Service Supply”)	March 8, 2010	$0.6 (asset purchase)	$0.0	$0.6	Distribution Division
Distributes certain plumbing, electrical, adhesives, flooring, paint and other products to manufactured housing and RV customers.  Headquartered in Cordele, Georgia, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

The amounts assigned to major intangible classes for business combinations mentioned above are as follows (in millions):

	Non-compete agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Shepherd	$0.5	$1.4	$0.3	$0.3

The business combinations mentioned above were not significant to our operating results individually or in aggregate, and thus pro forma results for 2010 and 2009 are not presented.